Employee benefit plans - Sensitivity analysis (Details)	Dec. 31, 2018 EUR (€)
Discount rate
Sensitivity analysis
Increase in actuarial assumption	€ (69,634,000)
Decrease in actuarial assumption	80,345,000
Rate of compensation increase
Sensitivity analysis
Increase in actuarial assumption	12,405,000
Decrease in actuarial assumption	(11,923,000)
Rate of pension increase
Sensitivity analysis
Increase in actuarial assumption	32,412,000
Decrease in actuarial assumption	€ (29,184,000)